Average Annual Total Returns - Permanent Portfolio	Jun. 01, 2021
StandardPoors500CompositeStockIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	18.40%
5 Years	15.22%
10 Years	13.88%
Since Inception	11.74%	[1]
Inception Date	Dec. 01, 1982
FTSE3MonthUSTreasuryBillIndexreflectsnodeductionforfeesexpensesortaxes [Member]
Average Annual Return:
1 Year	0.58%
5 Years	1.16%
10 Years	0.60%
Since Inception	3.65%	[1]
Inception Date	Dec. 01, 1982
Class I
Average Annual Return:
1 Year	18.86%
5 Years	9.88%
10 Years	4.73%
Since Inception	6.38%	[1]
Inception Date	Dec. 01, 1982
Class I | After Taxes on Distributions
Average Annual Return:
1 Year	17.28%
5 Years	8.91%
10 Years	3.62%
Since Inception	5.68%	[1]
Inception Date	Dec. 01, 1982
Class I | After Taxes on Distributions and Sales
Average Annual Return:
1 Year	12.07%
5 Years	7.68%
10 Years	3.52%
Since Inception	5.31%	[1]
Inception Date	Dec. 01, 1982
Class C
Average Annual Return:
1 Year	16.69%
5 Years
10 Years
Since Inception	7.90%	[1]
Inception Date	May 31, 2016
Class A
Average Annual Return:
1 Year	12.64%
5 Years
10 Years
Since Inception	7.51%	[1]
Inception Date	May 31, 2016

[1]	Inception date for Class I shares was December 1, 1982. Inception date for Class A and Class C shares was May 31, 2016. Date used to calculate performance since inception for the indices is the inception date of the Class I shares.